Related party transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related party transactions
Schedule of balances due to related parties

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Short-term:
Payables to Hebei Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”)	3,904	133,318
Payables to Jing Wei Electronics Co., Ltd. (“Jing Wei”)	39,785	114
Payables to Xingtai Jinglong Electronics and Materials Co., Ltd. (“Xingtai Jinglong”)	63,766	120,423
Payables to Heibei Ningjin Songgong Electronics Co., Ltd. (“Songgong Electronics”)	92,709	133,860
Payables to Yangguang Guifeng Electronics Co., Ltd. (“Yangguang Guifeng”)	32,914	77,567
Payables to Ningjin Saimei Ganglong Electronics Co., Ltd. (“Saimei Ganglong”)	32,574	56,761
Payables to Hebei Jinglong Fine Chemical Co., Ltd. (“Fine Chemical”)	14,183	761
Payables to Hebei Jinglong Sunshine Equipment Co., Ltd.	46,563	47,257
Payables to Ningjin Jingxing Electronic Material Co., Ltd.	27,152	2,428
Payables to Taicang Juren Photovoltaic Materials Co., Ltd. (“Taicang Juren”)	—	37,392
Others	35,358	23,495

Total amounts due to related parties	388,908	633,376

Schedule of balances due from related parties

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Short-term:

Advance to related party suppliers, net
Advances to Hebei Jinglong	39,194	24,962

Accounts receivable from related party customers, net
Receivables from JA Solar PV Electric (Lincheng) Co,. Ltd. (“Lin Cheng”)	35,320	1,065
Receivables from Hebei Jinglong	18,011	60,634
Receivables from Jing Wei	5,282	—
Receivables from Xingtai Jinglong	16,079	56
Receivables from Songgong Electronics	87,641	50,070
Receivables from Yangguang Guifeng	748	1,252
Receivables from Jing Xing	197	14,354
Receivables from others	5,197	2,350

Amount due from related parties:
Loan to Yangzhou JA Property Co., Ltd. (“Yangzhou Property”)	40,000	40,085
Loan to Longhai Property	—	15,025
Amount due from Songgong Electronics	—	16,452
Amount due from others	5,654	1,947

Long-term:
Advances to Hebei Jinglong	26,757	—

Total amounts due from related parties	280,080	228,252

Schedule of sales of products to related parties

	For the year ended December 31, 2014	For the year ended December 31, 2015	For the year ended December 31, 2016
	RMB	RMB	RMB
Sales of products
Lincheng	115,382	92,158	162,516
Subsidiaries of Hebei Jinglong	73,215	34,337	20,888

Total	188,597	126,495	183,404

Purchase of products
Subsidiaries of Hebei Jinglong	1,079,882	1,015,077	2,192,553
Taicang Juren	—	—	158,639
Others	—	—	7,223

Total	1,079,882	1,015,077	2,358,415

Processing service received
Subsidiaries of Hebei Jinglong	14,735	8,438	110,972

Total	14,735	8,438	110,972

Purchase of equipment and building
Subsidiaries of Hebei Jinglong	2,543	—	2,621
Yangzhou Property	77,398	—	—

Total	79,941	—	2,621

Sales of equipment
Subsidiaries of Hebei Jinglong	—	—	3,722

Total	—	—	3,722

Provide entrusted loan
Yangzhou Property	40,000	40,000	40,000
Songgong Electronics	—	—	15,000
Longhai Property	—	—	15,000

Total	40,000	40,000	70,000

Provide Guarantee
Songgong Electronics	—	—	260,000
Saimei Ganglong	—	—	50,000

Total	—	—	310,000

Receive Guarantee
Hebei Jinglong	672,047	581,714	561,116
Yangzhou Property	80,000	80,000	80,000
Longhai Property	—	—	50,000

Total	752,047	661,714	691,116